PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 588	$ 651
Hedging transaction asset	1,539	1,359
Prepaid expenses	11,820	8,819
Other current assets	3,399	1,160
Total prepaid expenses and other current assets	$ 17,346	$ 11,989